united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-21237

Unified Series Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices)

(Zip code)

Zachary P. Richmond

Ultimus Fund Solutions, LLC

225 Pictoria Drive. Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:	513-587-3400

Date of fiscal year end:	3/31

Date of reporting period:	09/30/19

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

DEAN FUNDS

Dean Small Cap Value Fund
Dean Mid Cap Value Fund

Semi-Annual Report

September 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one may no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from the financial intermediary that services your shareholder account. Instead, the reports may be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may be eligible to elect to receive shareholder reports and other communications from the Fund or the financial intermediary that services your shareholder account electronically. If you would like to sign up for electronic delivery of shareholder communications, please contact the Fund or your financial intermediary for instructions.

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling Shareholder Services at (888) 899-8343. If you hold your account with a financial intermediary, you will need to contact that intermediary or follow instructions included with this document to continue receiving paper copies of shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

DEAN SMALL CAP VALUE FUND
Performance Summary (Unaudited)

Average Annual Total Returns* (for the periods ended September 30, 2019)
	Six Months	1 Year	5 Year	10 Year
Dean Small Cap Value Fund	(0.28)%	(3.65)%	5.84%	10.21%
Russell 2000 Value Index**	0.79%	(8.24)%	7.17%	10.06%
Russell 2000 Index**	(0.36)%	(8.89)%	8.19%	11.19%

Total annual operating expenses, as disclosed in the Dean Small Cap Value Fund (the “Fund”) prospectus dated July 29, 2019, were 1.12% of the Fund’s average daily net assets. Additional information pertaining to the expense ratios as of September 30, 2019 can be found in the financial highlights.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (888) 899-8343.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for periods less than one year are not annualized.

**

The Russell 2000 and Russell 2000 Value Indices are unmanaged indices that assume reinvestment of all distributions and exclude the effect of taxes and fees. The indices are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. An individual cannot invest directly in an index or, the indices. However, an individual may be able to invest in exchange traded funds or other investment vehicles that attempt to track the performance of an index.

You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read carefully before investing. You may obtain a current copy of the Fund’s prospectus or performance data current to the most recent month by calling (888) 899-8343.

The Fund is distributed by Unified Financial Securities, LLC, member FINRA/SIPC.

DEAN MID CAP VALUE FUND
Performance Summary (Unaudited)

Average Annual Total Returns* (for the periods ended September 30, 2019)
	Six Months	1 Year	5 Year	10 Year
Dean Mid Cap Value Fund	6.71%	3.31%	8.94%	10.15%
Russell Midcap Value Index**	4.45%	1.60%	7.55%	12.29%
Russell Midcap Index**	4.63%	3.19%	9.10%	13.07%

Effective March 31, 2011, the Fund changed its investment strategies from Large Cap Value to Mid Cap Value and also changed its benchmarks from the Russell 1000 Value Index to the Russell Midcap Value and Russell Midcap Indices. Performance prior to March 31, 2011 reflects the Fund’s Large Cap Value investment strategies and, as a result, the Fund’s 10-year return may vary substantially from those of the Midcap indices.

Total annual operating expenses, as disclosed in the Dean Mid Cap Value Fund (the “Fund”) prospectus dated July 29, 2019, were 1.40% of the Fund’s average daily net assets (1.10% after fee waivers/expense reimbursements by Dean Investment Associates, LLC (the “Adviser”)). The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers) do not exceed 1.10% of the Fund’s average daily net assets through July 31, 2020. Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of recoupment. This expense limitation agreement may not be terminated prior to July 31, 2020, except by the Board of Trustees. Additional information pertaining to the expense ratios as of September 30, 2019 can be found in the financial highlights.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (888) 899-8343.

DEAN MID CAP VALUE FUND
Performance Summary (Unaudited) – (continued)

*

Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable period. If such fee reductions had not occurred, the quoted performances would have been lower. Total returns for periods less than one year are not annualized.

**

The Russell Midcap and Russell Midcap Value Indices are unmanaged indices that assume reinvestment of all distributions and exclude the effect of taxes and fees. The indices are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. An individual cannot invest directly in an index. However, an individual may be able to invest in exchange traded funds or other investment vehicles that attempt to track the performance of an index.

You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read carefully before investing. You may obtain a current copy of the Fund’s prospectus or performance data current to the most recent month by calling (888) 899-8343.

The Fund is distributed by Unified Financial Securities, LLC, member FINRA/SIPC.

DEAN SMALL CAP VALUE FUND HOLDINGS (Unaudited)

[1]	As a percent of total net assets.

The investment objective of the Dean Small Cap Value Fund is long-term capital appreciation and, secondarily, dividend income. Portfolio holdings are subject to change.

DEAN MID CAP VALUE FUND HOLDINGS (Unaudited)

[1]	As a percent of total net assets.

The investment objective of the Dean Mid Cap Value Fund is long-term capital appreciation and, secondarily, dividend income. Portfolio holdings are subject to change.

Portfolio Holdings (Unaudited)

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year within sixty days after the end of the period. The Funds’ portfolio holdings are available at the SEC’s website at www.sec.gov.

DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS

September 30, 2019 (Unaudited)

COMMON STOCKS — 97.43%	Shares	Fair Value
Communication Services — 2.90%
John Wiley & Sons, Inc., Class A	97,265	$4,273,824
Scholastic Corporation	112,175	4,235,728
		8,509,552
Consumer Discretionary — 5.83%
Del Taco Restaurants, Inc.(a)	143,090	1,463,095
G-III Apparel Group Ltd.(a)	119,580	3,081,577
Movado Group, Inc.	68,255	1,696,819
Penske Automotive Group, Inc.	98,955	4,678,592
Thor Industries, Inc.	109,325	6,192,169
		17,112,252
Consumer Staples — 6.18%
Andersons, Inc. (The)	199,200	4,468,056
Cal-Maine Foods, Inc.	165,395	6,608,357
Darling Ingredients, Inc.(a)	110,820	2,119,987
Weis Markets, Inc.	130,000	4,958,200
		18,154,600
Energy — 3.13%
RPC, Inc.	835,075	4,684,771
SRC Energy, Inc.(a)	966,018	4,501,644
		9,186,415
Financials — 29.57%
American National Insurance Company	36,940	4,570,586
Argo Group International Holdings Ltd.	73,610	5,170,366
Bank of Hawaii Corporation	64,795	5,567,834
Bryn Mawr Bank Corporation	118,532	4,327,603
Cadence Bancorporation	211,265	3,705,588
CenterState Banks Corporation	90,415	2,168,604
First Financial Bancorp	210,587	5,154,117
First Merchants Corporation	83,177	3,130,366
Granite Point Mortgage Trust, Inc.	230,585	4,321,163
Houlihan Lokey, Inc.	115,900	5,227,090
MFA Financial, Inc.	894,410	6,582,858
Northwest Bancshares, Inc.	351,295	5,757,725
Oritani Financial Corporation	176,020	3,114,674
ProAssurance Corporation	145,380	5,854,453
Renasant Corporation	125,392	4,389,974
Safety Insurance Group, Inc.	28,655	2,903,611
Stewart Information Services Corporation	38,200	1,481,778

See accompanying notes which are an integral part of these financial statements.

DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS – (continued)

September 30, 2019 (Unaudited)

COMMON STOCKS — 97.43% - continued	Shares	Fair Value
Financials — 29.57% - continued
UMB Financial Corporation	93,060	$6,009,815
Washington Federal, Inc.	94,685	3,502,398
White Mountains Insurance Group Ltd.	3,565	3,850,200
		86,790,803
Health Care — 4.59%
ICU Medical, Inc.(a)	21,080	3,364,368
Magellan Health, Inc.(a)	92,246	5,728,477
National HealthCare Corporation	36,125	2,956,831
Supernus Pharmaceuticals, Inc.(a)	52,190	1,434,181
		13,483,857
Industrials — 21.83%
Argan, Inc.	133,325	5,238,340
Astec Industries, Inc.	101,395	3,153,385
Blue Bird Corporation(a)	161,720	3,078,340
BMC Stock Holdings, Inc.(a)	55,445	1,451,550
Colfax Corporation(a)	49,815	1,447,624
Encore Wire Corporation	25,690	1,445,833
EnPro Industries, Inc.	44,800	3,075,520
Forward Air Corporation	61,340	3,908,585
Greenbrier Companies, Inc. (The)	106,345	3,203,111
Heartland Express, Inc.	226,180	4,865,131
Knoll, Inc.	122,815	3,113,360
Milacron Holdings Corporation(a)	355,565	5,927,269
Primoris Services Corporation	110,276	2,162,512
Regal Beloit Corporation	64,595	4,705,746
Resideo Technologies, Inc.(a)	373,415	5,358,505
Ryder System, Inc.	72,050	3,730,029
Valmont Industries, Inc.	21,010	2,908,624
WESCO International, Inc.(a)	111,295	5,316,562
		64,090,026
Information Technology — 7.79%
Anixter International, Inc.(a)	32,600	2,253,312
AVX Corporation	354,075	5,381,941
CSG Systems International, Inc.	26,096	1,348,641
Insight Enterprises, Inc.(a)	82,735	4,607,512
InterDigital, Inc.	115,290	6,049,266
MTS Systems Corporation	58,369	3,224,887
		22,865,559

See accompanying notes which are an integral part of these financial statements.

DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS – (continued)

September 30, 2019 (Unaudited)

COMMON STOCKS — 97.43% - continued	Shares	Fair Value
Materials — 5.78%
Commercial Metals Company	136,505	$2,372,457
Domtar Corporation	167,750	6,007,128
GCP Applied Technologies, Inc.(a)	139,760	2,690,380
Silgan Holdings, Inc.	72,350	2,173,032
Valvoline, Inc.	168,920	3,721,307
		16,964,304
Real Estate — 6.62%
Columbia Property Trust, Inc.	278,260	5,885,199
Corepoint Lodging, Inc.	412,095	4,166,280
Equity Commonwealth	174,260	5,968,405
Sabra Health Care REIT, Inc.	148,705	3,414,267
		19,434,151
Utilities — 3.21%
Avista Corporation	105,210	5,096,372
NorthWestern Corporation	57,515	4,316,501
		9,412,873
Total Common Stocks (Cost $285,769,397)		286,004,392

MONEY MARKET FUNDS — 4.10%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 1.90%(b)	12,043,835	12,043,835
Total Money Market Funds (Cost $12,043,835)		12,043,835
Total Investments — 101.53% (Cost $297,813,232)		298,048,227
Liabilities in Excess of Other Assets — (1.53)%		(4,485,771)
NET ASSETS — 100.00%		$293,562,456

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of September 30, 2019.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of these financial statements.

DEAN MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS

September 30, 2019 (Unaudited)

COMMON STOCKS — 95.63%	Shares	Fair Value
Communication Services — 2.80%
Cinemark Holdings, Inc.	15,763	$609,082
Interpublic Group of Companies, Inc. (The)	30,961	667,519
		1,276,601
Consumer Discretionary — 7.31%
Aptiv plc	8,347	729,695
Carter’s, Inc.	6,256	570,610
Cracker Barrel Old Country Store, Inc.	3,725	605,871
Genuine Parts Company	7,649	761,764
Gildan Activewear, Inc.	18,556	658,738
		3,326,678
Consumer Staples — 7.77%
Conagra Brands, Inc.	22,260	682,937
J.M. Smucker Company (The)	9,112	1,002,501
Lamb Weston Holdings, Inc.	11,573	841,589
US Foods Holding Corporation(a)	24,576	1,010,074
		3,537,101
Energy — 4.13%
Diamondback Energy, Inc.	6,917	621,907
Noble Energy, Inc.	26,504	595,280
TechnipFMC plc	27,369	660,688
		1,877,875
Financials — 18.80%
Ameriprise Financial, Inc.	4,955	728,881
Blackstone Mortgage Trust, Inc., Class A	19,354	693,841
Commerce Bancshares, Inc.	11,273	683,707
Globe Life, Inc.	7,150	684,684
Hanover Insurance Group, Inc. (The)	6,152	833,843
M&T Bank Corporation	4,024	635,671
Northern Trust Corporation	7,815	729,295
Regions Financial Corporation	46,191	730,742
Reinsurance Group of America, Inc.	4,390	701,873
UMB Financial Corporation	12,238	790,331
Unum Group	22,979	682,936
W.R. Berkley Corporation	9,079	655,776
		8,551,580

See accompanying notes which are an integral part of these financial statements.

DEAN MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS – (continued)

September 30, 2019 (Unaudited)

COMMON STOCKS — 95.63% - continued	Shares	Fair Value
Health Care — 7.19%
Encompass Health Corporation	12,371	$782,837
Quest Diagnostics, Inc.	6,884	736,795
Universal Health Services, Inc., Class B	6,119	910,201
Zimmer Biomet Holdings, Inc.	6,152	844,485
		3,274,318
Industrials — 16.64%
Crane Company	8,347	673,019
Curtiss-Wright Corporation	5,121	662,504
Hubbell, Inc.	5,520	725,328
ITT, Inc.	12,005	734,585
Kansas City Southern	5,288	703,357
KAR Auction Services, Inc.	27,751	681,287
Masco Corporation	17,825	742,946
Parker-Hannifin Corporation	3,525	636,650
Patrick Industries, Inc.(a)	13,644	585,055
Republic Services, Inc.	8,580	742,599
Snap-on, Inc.	4,359	682,358
		7,569,688
Information Technology — 8.93%
Amdocs Ltd.	11,240	743,076
Arrow Electronics, Inc.(a)	10,342	771,306
Keysight Technologies, Inc.(a)	9,145	889,351
KLA-Tencor Corporation	6,451	1,028,612
Synopsys, Inc.(a)	4,622	634,370
		4,066,715
Materials — 6.23%
Eastman Chemical Company	9,810	724,272
International Flavors & Fragrances, Inc.	6,156	755,280
International Paper Company	16,162	675,895
Sealed Air Corporation	16,395	680,556
		2,836,003
Real Estate — 7.49%
Essex Property Trust, Inc.	3,159	1,031,888
Healthcare Trust of America, Inc., Class A	27,735	814,854
Highwoods Properties, Inc.	19,687	884,734
Host Hotels & Resorts, Inc.	39,297	679,445
		3,410,921

See accompanying notes which are an integral part of these financial statements.

DEAN MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS – (continued)

September 30, 2019 (Unaudited)

COMMON STOCKS — 95.63% - continued	Shares	Fair Value
Utilities — 8.34%
Ameren Corporation	11,273	$902,403
Atmos Energy Corporation	7,482	852,125
CenterPoint Energy, Inc.	22,593	681,857
CMS Energy Corporation	10,681	683,050
Pinnacle West Capital Corporation	6,988	678,325
		3,797,760
Total Common Stocks (Cost $36,910,105)		43,525,240

MONEY MARKET FUNDS — 3.64%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 1.90%(b)	1,655,786	1,655,786
Total Money Market Funds (Cost $1,655,786)		1,655,786
Total Investments — 99.27% (Cost $38,565,891)		45,181,026
Other Assets in Excess of Liabilities — 0.73%		334,323
NET ASSETS — 100.00%		$45,515,349

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of September 30, 2019.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS
STATEMENTS OF ASSETS AND LIABILITIES

September 30, 2019 (Unaudited)

	Dean Small Cap Value Fund	Dean Mid Cap Value Fund
Assets
Investments in securities at value (cost $297,813,232 and $38,565,891)	$298,048,227	$45,181,026
Receivable for fund shares sold	194,157	5,145
Receivable for investments sold	—	2,677,368
Dividends receivable	448,267	84,158
Prepaid expenses	24,304	13,085
Total Assets	298,714,955	47,960,782
Liabilities
Payable for investments purchased	4,682,806	2,399,679
Payable for fund shares redeemed	161,114	780
Payable to Adviser	234,043	24,800
Payable to Administrator	30,848	4,842
Other accrued expenses	43,688	15,332
Total Liabilities	5,152,499	2,445,433
Net Assets	$293,562,456	$45,515,349
Net Assets consist of:
Paid-in capital	293,716,201	35,919,098
Accumulated earnings (deficit)	(153,745)	9,596,251
Net Assets	$293,562,456	$45,515,349
Shares outstanding (unlimited number of shares authorized, no par value)	20,752,523	2,150,567
Net asset value, offering and redemption price per share	$14.15	$21.16

See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS
STATEMENTS OF OPERATIONS

For the six months ended September 30, 2019 (Unaudited)

	Dean Small Cap Value Fund	Dean Mid Cap Value Fund
Investment Income
Dividend income (net of foreign taxes withheld of $1,229 and $479)	$3,651,475	$467,108
Total investment income	3,651,475	467,108
Expenses
Adviser	1,449,350	196,711
Administration	108,554	19,005
Transfer agent	63,588	4,879
Report printing	36,750	2,741
Custodian	27,809	5,775
Registration	25,663	13,848
Fund accounting	21,226	7,111
Legal	10,080	10,080
Audit and tax preparation	8,500	8,500
Trustee	6,885	6,885
Compliance services	6,000	6,000
Insurance	4,288	1,931
Pricing	923	846
Miscellaneous	62,694	12,629
Total expenses	1,832,310	296,941
Fees waived by Adviser	—	(52,552)
Fees reduced by Administrator	—	(4,516)
Net operating expenses	1,832,310	239,873
Net investment income	1,819,165	227,235

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investment securities transactions	(2,112,837)	2,179,496
Net change in unrealized appreciation (depreciation) of investment securities	(714,354)	422,331
Net realized and change in unrealized gain (loss) on investments	(2,827,191)	2,601,827
Net increase (decrease) in net assets resulting from operations	$(1,008,026)	$2,829,062

See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Dean Small Cap Value Fund		Dean Mid Cap Value Fund
	For the Six Months Ended September 30, 2019 (Unaudited)	For the Year Ended March 31, 2019	For the Six Months Ended September 30, 2019 (Unaudited)	For the Year Ended March 31, 2019
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$1,819,165	$3,620,609	$227,235	$443,461
Net realized gain (loss) on investment securities transactions	(2,112,837)	(954,748)	2,179,496	372,179
Net change in unrealized appreciation (depreciation) of investment securities	(714,354)	(5,534,954)	422,331	449,340
Net increase (decrease) in net assets resulting from operations	(1,008,026)	(2,869,093)	2,829,062	1,264,980
Distributions to Shareholders From:
Earnings	—	(9,984,457)	—	(1,171,674)
Total distributions	—	(9,984,457)	—	(1,171,674)
Capital Transactions
Proceeds from shares sold	60,329,031	128,051,056	2,627,185	8,892,396
Reinvestment of distributions	—	9,477,489	—	1,152,532
Amount paid for shares redeemed	(86,936,373)	(153,679,579)	(1,829,868)	(2,342,190)
Net increase (decrease) in net assets resulting from capital transactions	(26,607,342)	(16,151,034)	797,317	7,702,738
Total Increase (Decrease) in Net Assets	(27,615,368)	(29,004,584)	3,626,379	7,796,044
Net Assets
Beginning of period	321,177,824	350,182,408	41,888,970	34,092,926
End of period	$293,562,456	$321,177,824	$45,515,349	$41,888,970
Share Transactions
Shares sold	4,294,277	8,821,738	127,924	453,935
Shares issued in reinvestment of distributions	—	707,804	—	61,765
Shares redeemed	(6,170,700)	(10,839,550)	(89,792)	(118,970)
Net increase (decrease) in shares outstanding	(1,876,423)	(1,310,008)	38,132	396,730

See accompanying notes which are an integral part of these financial statements.

DEAN SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS

(For a share outstanding during each period)

	For the Six Months Ended September 30,		For the Years ended
	2019 (Unaudited)		March 31, 2019	March 31, 2018	March 31, 2017	March 31, 2016	March 31, 2015
Selected Per Share Data:
Net asset value, beginning of period	$14.19		$14.63	$17.04	$14.32	$15.71	$15.96
Investment operations:
Net investment income	0.10		0.15	0.12	0.19	0.11	0.07
Net realized and unrealized gain (loss)	(0.14)		(0.18)	0.19 (a)	3.20	(0.60)	1.00
Total from investment operations	(0.04)		(0.03)	0.31	3.39	(0.49)	1.07
Less distributions to shareholders from:
Net investment income	—		(0.20)	(0.11)	(0.18)	(0.03)	(0.09)
Net realized gains	—		(0.21)	(2.61)	(0.49)	(0.87)	(1.23)
Total distributions	—		(0.41)	(2.72)	(0.67)	(0.90)	(1.32)
Net asset value, end of period	$14.15		$14.19	$14.63	$17.04	$14.32	$15.71

Total Return(b)	(0.28	)%(c)	(0.08)%	1.59%	23.67%	(2.73)%	7.25%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$293,562		$321,178	$350,182	$284,563	$198,450	$142,872
Ratio of net expenses to average net assets	1.14	%(d)	1.12%	1.18%	1.15%	1.25%	1.25%
Ratio of gross expenses to average net assets before waiver or recoupment	1.14	%(d)	1.12%	1.18%	1.15%	1.20%	1.22%
Ratio of net investment income to average net assets	1.13	%(d)	1.04%	0.97%	1.36%	0.96%	0.41%
Portfolio turnover rate	72	%(c)	120%	165%	154%	148%	128%

(a)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

DEAN MID CAP VALUE FUND
FINANCIAL HIGHLIGHTS

(For a share outstanding during each period)

	For the Six Months Ended September 30,		For the Years ended
	2019 (Unaudited)		March 31, 2019	March 31, 2018	March 31, 2017	March 31, 2016	March 31, 2015
Selected Per Share Data:
Net asset value, beginning of period	$19.83		$19.87	$18.92	$16.15	$15.83	$14.82
Investment operations:
Net investment income	0.10		0.22	0.08	0.12	0.03	0.11
Net realized and unrealized gain	1.23		0.36	1.40	2.73	0.31	1.00
Total from investment operations	1.33		0.58	1.48	2.85	0.34	1.11
Less distributions to shareholders from:
Net investment income	—		(0.16)	(0.10)	(0.08)	(0.02)	(0.10)
Net realized gains	—		(0.46)	(0.43)	—	—	—
Total distributions	—		(0.62)	(0.53)	(0.08)	(0.02)	(0.10)
Net asset value, end of period	$21.16		$19.83	$19.87	$18.92	$16.15	$15.83

Total Return(a)	6.71	%(b)	3.10%	7.79%	17.65%	2.17%	7.50%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$45,515		$41,889	$34,093	$26,132	$17,313	$16,437
Ratio of net expenses to average net assets	1.10	%(c)	1.10%	1.10%	1.10%	1.50%	1.50%
Ratio of gross expenses to average net assets before waiver or recoupment	1.36	%(c)	1.40%	1.53%	1.76%	1.91%	1.88%
Ratio of net investment income to average net assets	1.04	%(c)	1.20%	0.49%	0.75%	0.23%	0.66%
Portfolio turnover rate	28	%(b)	46%	52%	57%	39%	52%

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(b)	Not annualized.
(c)	Annualized.

See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS
NOTES TO THE FINANCIAL STATEMENTS

September 30, 2019 (Unaudited)

NOTE 1. ORGANIZATION

The Dean Small Cap Value Fund (the “Small Cap Fund”) and the Dean Mid Cap Value Fund (the “Mid Cap Fund”) (each a “Fund” and, collectively the “Funds”) were organized as diversified series of Unified Series Trust (the “Trust”) on November 13, 2006. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Funds are each a series of the Trust currently authorized by the Board. The investment adviser to each Fund is Dean Investment Associates, LLC (“Dean Investment Associates” or “Adviser”). In addition, the Adviser has retained Dean Capital Management, LLC (“DCM” or “Sub-Adviser”) to serve as sub-adviser to the Funds. DCM is an affiliate of the Adviser. The investment objective of each Fund is long-term capital appreciation and, secondarily, dividend income.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. Each Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. Each Fund also intends to distribute sufficient

DEAN FUNDS
NOTES TO THE FINANCIAL STATEMENTS – (continued)

September 30, 2019 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended September 30, 2019, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the period, the Funds did not incur any interest or penalties. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions received from investments in real estate investment trusts (“REITs”) that represent a return of capital or capital gain are recorded as a reduction of the cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in REITs are reported to the Funds after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported. Estimates are based on the most recent REIT distributions information available. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

DEAN FUNDS
NOTES TO THE FINANCIAL STATEMENTS – (continued)

September 30, 2019 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Dividends and Distributions – Each Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Funds.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

DEAN FUNDS
NOTES TO THE FINANCIAL STATEMENTS – (continued)

September 30, 2019 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

●

Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, each Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

DEAN FUNDS
NOTES TO THE FINANCIAL STATEMENTS – (continued)

September 30, 2019 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

In accordance with the Trust’s valuation policies, the Adviser and/or Sub-Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser and/or Sub-Adviser would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser and/or Sub-Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser and/or Sub-Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2019:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Small Cap Fund
Assets
Common Stocks(a)	$286,004,392	$—	$—	$286,004,392
Money Market Funds	12,043,835	—	—	12,043,835
Total	$298,048,227	$—	$—	$298,048,227

Mid Cap Fund
Assets
Common Stocks(a)	$43,525,240	$—	$—	$43,525,240
Money Market Funds	1,655,786	—	—	1,655,786
Total	$45,181,026	$—	$—	$45,181,026

(a)	Refer to Schedule of Investments for sector classifications.

DEAN FUNDS
NOTES TO THE FINANCIAL STATEMENTS – (continued)

September 30, 2019 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

The Funds did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Each Fund’s investments are managed by the Adviser pursuant to the terms of an advisory agreement with the Trust. The Adviser has hired the Sub-Adviser to manage the Funds’ assets on a day-to-day basis. The Sub-Adviser is paid by the Adviser. In accordance with the advisory agreement for each Fund, the Adviser is entitled to an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.90% of the average daily net assets of each Fund. For the six months ended September 30, 2019, the Adviser earned fees, before the waiver described below, of $1,449,350 and $196,711 from the Small Cap Fund and the Mid Cap Fund, respectively. At September 30, 2019, the Adviser was owed $234,043 from the Small Cap Fund and $24,800 from the Mid Cap Fund.

The Adviser has contractually agreed to waive its management fee and/or to reimburse certain Fund operating expenses, but only to the extent necessary so that total annual operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”); expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers, and other expenses that the Trustees agree have not been incurred in the ordinary course of the Funds’ business), do not exceed 1.25% of the Small Cap Fund’s average daily net assets and 1.10% of the Mid Cap Fund’s average daily net assets. The contractual agreement with respect to each Fund is in place through July 31, 2020. For the six months ended September 30, 2019, the Adviser waived fees of $52,552 for the Mid Cap Fund.

DEAN FUNDS
NOTES TO THE FINANCIAL STATEMENTS – (continued)

September 30, 2019 (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of recoupment. As of September 30, 2019, the Adviser may seek repayment of investment advisory fees waived and expense reimbursements pursuant to the aforementioned conditions, from the Mid Cap Fund no later than the dates stated below:

Recoverable through	Mid Cap Fund
March 31, 2020	$39,650
March 31, 2021	93,992
March 31, 2022	85,295
September 30, 2022	52,552

Ultimus Fund Solutions, LLC (the “Administrator”) provides the Funds with administration, fund accounting, transfer agent and compliance services, including all regulatory reporting. For the six months ended September 30, 2019, fees for administration, transfer agent, fund accounting and compliance services, and the amounts due to the Administrator at September 30, 2019 were as follows:

	Small Cap Fund	Mid Cap Fund
Administration	$108,554	$19,005
Fund accounting	21,226	7,111
Transfer agent	63,588	4,879
Compliance services	6,000	6,000
Ultimus waived fees	—	(4,516)
Payable to Administrator	30,848	4,842

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. All of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act. Each Trustee of the Trust receives annual compensation of $2,070 per fund from the Trust, except that the Independent Chairman of the Board, the Chairman of the Audit Committee, the Chairman of the

DEAN FUNDS
NOTES TO THE FINANCIAL STATEMENTS – (continued)

September 30, 2019 (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

Governance & Nominating Committee, and the Chairman of the Pricing & Liquidity Committee each receives annual compensation of $2,520 per fund from the Trust. Trustees also receive $1,000 for attending each special in-person meeting. In addition, the Trust reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings.

Certain officers of the Trust are employees of the Administrator or Unified Financial Securities, LLC (the “Distributor”). The Distributor acts as the principal distributor of the Funds’ shares. The Distributor operates as a wholly-owned subsidiary of the Administrator. An officer of the Trust is an officer of the Distributor and such person may be deemed to be an affiliate of the Distributor. Officers, other than the Chief Compliance Officer, who is not an officer or employee of the Administrator or the Distributor, are not paid by the Trust for services to the Funds.

NOTE 5. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2019, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

	Small Cap Fund	Mid Cap Fund
Purchases	$218,491,286	$12,782,111
Sales	237,344,487	11,942,700

There were no purchases or sales of long-term U.S. government obligations during the six months ended September 30, 2019.

DEAN FUNDS
NOTES TO THE FINANCIAL STATEMENTS – (continued)

September 30, 2019 (Unaudited)

NOTE 6. FEDERAL TAX INFORMATION

At September 30, 2019, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

	Small Cap Fund	Mid Cap Fund
Gross unrealized appreciation	$4,125,085	$6,826,011
Gross unrealized depreciation	(11,491,681)	(211,289)
Net unrealized appreciation (depreciation)	$(7,366,596)	$6,614,722
Tax cost	$305,414,823	$38,566,304

The tax character of distributions paid for the fiscal year ended March 31, 2019, the Funds’ most recent fiscal year end, was as follows:

	Small Cap Fund	Mid Cap Fund
Distributions paid from:
Ordinary income(a)	$6,060,609	$295,836
Long-term capital gains	3,923,848	875,838
Total distributions paid	$9,984,457	$1,171,674

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At March 31, 2019, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Small Cap Fund	Mid Cap Fund
Undistributed ordinary income	$4,623,889	$212,588
Undistributed long-term capital gains	2,882,635	362,210
Unrealized appreciation (depreciation) on investments	(6,652,243)	6,192,391
Total accumulated earnings	$854,281	$6,767,189

The difference between book basis and tax basis of unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

DEAN FUNDS
NOTES TO THE FINANCIAL STATEMENTS – (continued)

September 30, 2019 (Unaudited)

NOTE 7. SECTOR RISK

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of September 30, 2019, the Small Cap Fund had 29.57% of the value of its net assets invested in stocks within the Financials sector.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Funds. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

SUMMARY OF FUND EXPENSES (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Each Fund’s example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2019 through September 30, 2019.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

SUMMARY OF FUND EXPENSES (Unaudited) – (continued)

	Beginning Account Value April 1, 2019	Ending Account Value September 30, 2019	Expenses Paid During Period (a)	Annualized Expense Ratio
Dean Small Cap Value Fund
Actual	$ 1,000.00	$ 997.20	$ 5.70	1.14%
Hypothetical (b)	$ 1,000.00	$ 1,019.36	$ 5.76	1.14%

Dean Mid Cap Value Fund
Actual	$ 1,000.00	$ 1,067.10	$ 5.68	1.10%
Hypothetical (b)	$ 1,000.00	$ 1,019.57	$ 5.55	1.10%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

PRIVACY POLICY

The following is a description of the Funds’ policies regarding disclosure of nonpublic personal information that you provide to the Funds or that the Funds collect from other sources. In the event that you hold shares of the Funds through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information the Funds Collects. The Funds collect the following nonpublic personal information about you:

●	Information the Funds receive from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, and date of birth); and

●	Information about your transactions with the Funds, their affiliates, or others (such as your account number and balance, payment history, cost basis information, and other financial information).

Categories of Information the Funds Disclose. The Funds do not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Funds are permitted by law to disclose all of the information they collect, as described above, to service providers (such as the Funds’ custodian, administrator, transfer agent, accountant and legal counsel) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Disposal of Information. The Funds, through their transfer agent, have taken steps to reasonably ensure that the privacy of your nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Funds. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve month period ended June 30 are available: (1) without charge upon request by calling the Funds at (888) 899-8343 and (2) in Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Kenneth G.Y. Grant, Chairman

Daniel J. Condon

Gary E. Hippenstiel

Nancy V. Kelly

Stephen A. Little

Ronald C. Tritschler

OFFICERS

David R. Carson, President

Zachary P. Richmond, Treasurer and Chief Financial Officer

Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISER

Dean Investment Associates LLC

3500 Pentagon Blvd., Suite 200

Beavercreek, Ohio. 45431

DISTRIBUTOR

Unified Financial Securities, LLC

9465 Counselors Row, Suite 200

Indianapolis, IN 46240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 South High Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus, which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, LLC
Member FINRA/SIPC

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Investment Companies.

Not Applicable.

Item 13. Exhibits.

(a)	(1)	Not Applicable – filed with annual report

(a)	(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)	(3)	Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Unified Series Trust

By	/s/ David R. Carson
David R. Carson, President

Date	11/26/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David R. Carson
David R. Carson, President

Date	11/26/2019

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date	11/26/2019